Customer And Supplier Concentration - Revenue by Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 7,392	$ 8,108	$ 6,585
Customer A
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 620	$ 746	$ 811
Percentage of entity's revenue	8.00%	9.00%	12.00%
Customer B
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 1,279	$ 1,329	$ 995
Percentage of entity's revenue	17.00%	16.00%	15.00%